Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases
Schedule of supplemental information related to leases

	As of December 31,	As of December 31,
	2023	2024
	RMB	RMB

Operating lease right-of-use assets	672,193	566,316

Current operating lease liabilities	186,253	183,373
Non-current operating lease liabilities	455,879	377,717
Total operating lease liabilities	642,132	561,090

Weighted average remaining lease term (in years)	5	5

Weighted average discount rate	4.28%	4.06%

Schedule of supplemental cash flow information related to leases

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	294,069	268,065
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	312,574	181,454
Right-of-use assets decreased due to lease modifications:
Operating leases	55,391	26,840
Right-of-use assets decreased due to disposal of subsidiary:
Operating leases	80,923	—

Schedule of maturities of lease liabilities

	As of	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Within one year	207,712	201,174
Within a period of more than one year but not more than two years	148,891	134,223
Within a period of more than two years but not more than three years	116,488	74,494
Within a period of more than three years but not more than four years	66,457	56,952
Within a period of more than four years but not more than five years	52,571	36,006
More than five years	122,757	99,111
Total lease commitment	714,876	601,960
Less: Imputed interest	72,744	40,870
Total operating lease liabilities	642,132	561,090
Less: Current operating lease liabilities	186,253	183,373
Long-term operating lease liabilities	455,879	377,717